FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Long-term Debt (Details) SFr in Millions	Nov. 26, 2020	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Oct. 15, 2020 USD ($)	Oct. 15, 2020 EUR (€)	Jul. 06, 2020 EUR (€)	Mar. 09, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 CHF (SFr)	Nov. 27, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 12,322,000,000
Current portion of long-term debt		677,000,000						$ 770,000,000
Total long-term debt, net of current portion		9,815,000,000						11,471,000,000
Long-term debt
Disclosure of detailed information about borrowings [line items]
Borrowings		9,860,000,000						11,375,000,000
Total long-term debt (excluding lease obligations)
Disclosure of detailed information about borrowings [line items]
Total long-term debt, net of current portion		9,183,000,000						10,605,000,000
Corporate Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings		9,525,000,000						11,022,000,000
5.5 billion Revolving Credit Facility, Due in 2023-2024
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity		5,500,000,000										$ 5,500,000,000
Borrowings		0						0
CHF 225 million Unsecured Notes, Due in 2020
Disclosure of detailed information about borrowings [line items]
Notional amount | SFr										SFr 225
Borrowings		0						$ 233,000,000
CHF 225 million Unsecured Notes, Due in 2020 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)								2.50%	2.50%	2.50%
€600 million Unsecured Notes, Due in 2020
Disclosure of detailed information about borrowings [line items]
Notional amount | €						€ 600,000,000			€ 600,000,000
Borrowings		0						$ 316,000,000
€600 million Unsecured Notes, Due in 2020 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)								2.88%	2.88%	2.88%
€500 million Unsecured Notes, Due in 2021
Disclosure of detailed information about borrowings [line items]
Notional amount | €			€ 500,000,000
Borrowings		$ 350,000,000						$ 320,000,000
€500 million Unsecured Notes, Due in 2021 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		3.00%	3.00%
€750 million Unsecured Notes, Due in 2022
Disclosure of detailed information about borrowings [line items]
Notional amount | €			€ 750,000,000
Borrowings, interest rate (in percent)				3.125%	3.125%
Borrowings		$ 596,000,000		$ 596,000,000	€ 486,000,000			841,000,000
€750 million Unsecured Notes, Due in 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		3.13%	3.13%
1.1 billion Unsecured Notes, Due in 2022
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 1,100,000,000					$ 1,100,000,000
Borrowings, interest rate (in percent)							6.25%
Borrowings		$ 0						657,000,000
1.1 billion Unsecured Notes, Due in 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		6.25%	6.25%
€500 million Unsecured Notes, Due in 2023
Disclosure of detailed information about borrowings [line items]
Notional amount | €			€ 500,000,000
Borrowings, interest rate (in percent)				0.95%	0.95%
Borrowings		$ 448,000,000		$ 448,000,000	€ 365,000,000			558,000,000
€500 million Unsecured Notes, Due in 2023 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		0.95%	0.95%
€750 million Unsecured Notes, Due in 2023
Disclosure of detailed information about borrowings [line items]
Notional amount | €			€ 750,000,000
Borrowings		$ 917,000,000						838,000,000
€750 million Unsecured Notes, Due in 2023 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		1.00%	1.00%
€1 billion Unsecured Notes, Due in 2024
Disclosure of detailed information about borrowings [line items]
Notional amount | €			€ 1,000,000,000.0
Borrowings		$ 1,234,000,000						1,131,000,000
€1 billion Unsecured Notes, Due in 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		2.25%	2.25%
750 million Unsecured Notes, Due in 2024
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 750,000,000
Borrowings		$ 747,000,000						746,000,000
750 million Unsecured Notes, Due in 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		3.60%	3.60%
500 million Unsecured Notes, Due in 2025
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 500,000,000
Borrowings, interest rate (in percent)				6.125%	6.125%
Borrowings		$ 256,000,000		$ 256,000,000				498,000,000
500 million Unsecured Notes, Due in 2025 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		6.13%	6.13%
€750 million Unsecured Notes, Due in 2025
Disclosure of detailed information about borrowings [line items]
Notional amount | €			€ 750,000,000
Borrowings		$ 913,000,000						834,000,000
€750 million Unsecured Notes, Due in 2025 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		1.75%	1.75%
750 million Unsecured Notes, Due in 2026
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 750,000,000
Borrowings		$ 745,000,000						745,000,000
750 million Unsecured Notes, Due in 2026 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		4.55%	4.55%
500 million Unsecured Notes, Due in 2029
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 500,000,000
Borrowings		$ 494,000,000						493,000,000
500 million Unsecured Notes, Due in 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		4.25%	4.25%
1.5 billion Unsecured Bonds, Due in 2039
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 1,500,000,000
Borrowings		$ 671,000,000						671,000,000
1.5 billion Unsecured Bonds, Due in 2039 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		7.25%	7.25%
1.0 billion Unsecured Notes, Due in 2041
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 1,000,000,000.0
Borrowings		$ 428,000,000						428,000,000
1.0 billion Unsecured Notes, Due in 2041 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		7.00%	7.00%
Other Loans, Due in 2021
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 218,000,000						151,000,000
Other Loans, Due in 2021 | Fixed interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		3.10%	3.10%
Other Loans, Due in 2021 | Fixed interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		3.50%	3.50%
EIB loan, Due in 2025
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 304,000,000	€ 248,000,000					344,000,000
EIB loan, Due in 2025 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		1.16%	1.16%
Other Loans, Due in 2021-2035
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,204,000,000						1,218,000,000
Other Loans, Due in 2021-2035 | Floating interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		0.40%	0.40%
Other Loans, Due in 2021-2035 | Floating interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		2.40%	2.40%
Long-term lease obligations
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt		$ 183,000,000						261,000,000
Total long-term debt, net of current portion		632,000,000						866,000,000
5.4 billion Revolving Credit Facility, Due in 2024
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity		5,400,000,000									$ 5,400,000,000
Extension term	1 year
Five Point Five Billion Revolving Credit Facility, Due 2023
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity											$ 5,500,000,000
Americas
Disclosure of detailed information about borrowings [line items]
Borrowings		83,000,000						81,000,000
Americas | Other Loans, Fixed/Floating, Due in 2020-2030
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 83,000,000						81,000,000
Americas | Other Loans, Fixed/Floating, Due in 2020-2030 | Fixed/Floating interest rates | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		0.00%	0.00%
Americas | Other Loans, Fixed/Floating, Due in 2020-2030 | Fixed/Floating interest rates | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		9.50%	9.50%
Europe, Asia & Africa
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 252,000,000						272,000,000
Europe, Asia & Africa | EBRD Facility, Floating, Due in 2024
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 129,000,000						175,000,000
Europe, Asia & Africa | EBRD Facility, Floating, Due in 2024 | Floating interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		2.20%	2.20%
Europe, Asia & Africa | EBRD Facility, Floating, Due in 2024 | Floating interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		2.50%	2.50%
Europe, Asia & Africa | Other Loans, Fixed/Floating, Due in 2020-2029
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 123,000,000						$ 97,000,000
Europe, Asia & Africa | Other Loans, Fixed/Floating, Due in 2020-2029 | Fixed/Floating interest rates | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		0.00%	0.00%
Europe, Asia & Africa | Other Loans, Fixed/Floating, Due in 2020-2029 | Fixed/Floating interest rates | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		6.20%	6.20%